UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2010

Date of reporting period:  November 30, 2009

Item 1. Schedule of Investments.

Geneva Advisors All Cap Growth Fund
Schedule of Investments
November 30, 2009 (Unaudited)

		Shares	Value
COMMON STOCKS - 92.61%
Administrative and Support Services - 2.28%
Ctrip.Com International, Ltd. - ADR (a)		8,652	$634,624

Chemical Manufacturing - 5.87%
Mosaic Co.		16,049	873,868
Praxair, Inc.		9,302	763,043
			1,636,911
Clothing and Clothing Accessories Stores - 1.51%
Urban Outfitters, Inc. (a)		13,272	419,926

Computer and Electronic Product Manufacturing - 11.25%
Apple, Inc. (a)		5,546	1,108,701
Broadcom Corp. (a)		23,539	687,339
Qualcomm, Inc.		14,968	673,560
Silicon Laboratories, Inc. (a)		15,792	666,896
			3,136,496
Credit Intermediation and Related Activities - 3.69%
Bank Of America Corporation		17,822	282,479
HDFC Bank Limited - ADR		5,553	747,156
			1,029,635
Educational Services - 1.46%
Capella Education Company (a)		5,724	408,007

Food Manufacturing - 3.11%
Green Mountain Coffee Roasters Inc. (a)		13,755	866,290

Food Services and Drinking Places - 2.97%
Chipotle Mexican Grill, Inc. (a)		9,932	828,825

Health and Personal Care Stores - 1.97%
Medco Health Solutions, Inc. (a)		8,685	548,545

Machinery Manufacturing - 1.49%
National Oilwell Varco, Inc. (a)		9,637	414,584

Mining (except Oil and Gas) - 2.83%
Freeport-McMoRan Copper & Gold Inc. (a)		9,536	789,581

Miscellaneous Manufacturing - 3.91%
Intuitive Surgical, Inc. (a)		2,535	711,169
WMS Industries, Inc. (a)		9,733	378,419
			1,089,588
Nonstore Retailers - 4.08%
Amazon Com, Inc. (a)		8,371	1,137,703

Oil and Gas Extraction - 7.88%
Arena Resources, Inc. (a)		10,319	421,944
Petroleo Brasileiro SA - ADR		10,536	540,286
Range Resources Corp.		11,364	535,585
Suncor Energy Inc.		19,300	698,853
			2,196,668
Other Information Services - 7.75%
Baidu, Inc. - ADR (a)		2,296	995,867
Google, Inc. (a)		2,000	1,166,000
			2,161,867
Professional, Scientific, and Technical Services - 20.45%
Cognizant Technology Solutions Corp. (a)		14,745	647,748
Echo Global Logistics, Inc. (a)		27,789	352,364
F5 Networks, Inc. (a)		11,155	524,620
Longtop Financial Technologies Limited - ADR (a)		15,118	535,328
Mastercard, Inc.		4,872	1,173,470
Priceline Com, Inc. (a)		3,722	796,955
Quality Systems, Inc.		8,456	503,047
salesforce.com, inc. (a)		11,707	733,795
Vanceinfo Technologies, Inc. - ADR (a)		24,812	434,210
			5,701,537
Publishing Industries (except Internet) - 4.00%
MSCI, Inc. (a)		13,973	425,757
SXC Health Solutions Corp. (a)		13,600	689,384
			1,115,141
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.65%
Blackrock, Inc.		3,042	690,777
Morningstar, Inc. (a)		7,027	325,772
			1,016,549
Waste Management and Remediation Services - 2.46%
Stericycle, Inc. (a)		12,535	686,040
TOTAL COMMON STOCKS (Cost $20,812,304)			25,818,517

		Principal
		Amount	Value
SHORT TERM INVESTMENTS - 7.33%
Fidelity Institutional Government Portfolio		2,042,199	2,042,199
TOTAL SHORT TERM INVESTMENTS (Cost $2,042,199)			2,042,199

Total Investments (Cost $22,854,503) - 99.94%			27,860,716
Other Assets in Excess of Liabilities - 0.06%			16,476
TOTAL NET ASSETS - 100.00%			$27,877,192

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.

The cost basis of investments for federal income tax purposes at November 30, 2009
	was as follows*:

	Cost of investments		$ 22,854,503
	Gross unrealized appreciation		5,148,396
	Gross unrealized depreciation		(142,183)
	Net unrealized appreciation		$ 5,006,213

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at November 30, 2009

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2009, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Accommodation and Food Services	$ 828,825	$ -	$ -	$ 828,825
Administrative Support, Waste Management	1,320,665	-	-	1,320,665
Educational Services	408,007	-	-	408,007
Finance and Insurance	2,046,184	-	-	2,046,184
Information	3,277,008	-	-	3,277,008
Manufacturing	7,143,869	-	-	7,143,869
Mining	2,986,249	-	-	2,986,249
Professional, Scientific, and Technical Services	5,701,537	-	-	5,701,537
Retail Trade	2,106,173	-	-	2,106,173
Total Equity	25,818,517	-	-	25,818,517

Short-Term Investments	2,042,199	-	-	2,042,199

Total Investments in Securities	$ 27,860,716	$ -	$ -	$ 27,860,716

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2009.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By   /s/ Joseph Neuberger
              Joseph Neuberger, President

Date     1/25/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Joseph Neuberger
             Joseph Neuberger, President

Date   1/25/10

By  /s/ John Buckel
             John Buckel, Treasurer

Date   1/25/10